Concentration Risk Disclosure [Text Block]	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
3.	CONCENTRATION OF RISKS

Business, customer, political, social and economic risks

The Group participates in a dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships or customer relationships; regulatory considerations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth. The Group’s operations could be also adversely affected by significant political, economic and social uncertainties in the PRC. No single customer or supplier accounted for more than 10% of revenue or costs of revenues for the years ended December 31, 2015, 2016 and 2017.

Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents, short-term investments, and restricted cash. As of December 31, 2017, substantially all of the Group’s cash and cash equivalents, short-term investments and restricted cash were deposited with financial institutions with high-credit ratings and quality.

Interest rate risk

The Group is exposed to interest rate risk related to its outstanding long-term loan (Note 10). The interest rate of the long-term loan was mainly based on the three month London Interbank Offered Rate and a pre-determined margin. A hypothetical 1% increase or decrease in annual interest rates would increase or decrease interest expense by approximately RMB6,506 (US$1,000) per year based on the Group’s debt level at December 31, 2017.

Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. For RMB against U.S. dollar, there was depreciation of approximately 5.8%, 6.4% and appreciation of 6.7% during the years ended December 31, 2015, 2016 and 2017. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future.

To the extent that the Company needs to convert U.S. dollar into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends on ordinary shares, strategic acquisitions or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company. In addition, a significant depreciation of the RMB against the U.S. dollar may significantly reduce the U.S. dollar equivalent of the Company’s earnings or losses.

Currency convertibility risk

The Group transacts all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. The Group’s cash and cash equivalents, and restricted cash denominated in RMB amounted to RMB878,468 (US$135,018) as of December 31, 2017.